Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Increases in valuation allowances	$ 1,255,071	$ 787,060
Deferred tax valuation allowances	4,168,876	2,913,805
Operating loss carry forward	4,168,876	$ 2,913,805
UNITED STATES
Operating loss carry forward	5,577,000
CANADA
Operating loss carry forward	$ 5,643,000